Average Annual Total Returns - Payden Emerging Markets Local Bond Fund	Feb. 28, 2021
JPMorganGBIEMGlobalDiversifiedIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
Inception Date	Nov. 02, 2011
Investor Class
Average Annual Return:
1 Year	1.79%
5 Years	6.03%
Since Inception	0.60%
Inception Date	Nov. 02, 2011
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	1.79%
5 Years	5.19%
Since Inception	(0.20%)
Inception Date	Nov. 02, 2011
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.96%
5 Years	5.16%
Since Inception	0.84%
Inception Date	Nov. 02, 2011